Corporate and Group Information	12 Months Ended
Dec. 31, 2020
Disclosure Of General Information About Financial Statements [Line Items]
Corporate and Group information

1. Corporate information

The Company was incorporated in the Cayman Islands on September 13, 2017, as an exempted company with limited liability under the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands.

The principal activity of the Company is investment holding while its subsidiaries are principally engaged in the distribution of commercial copyrights, provision of music education solutions and provision of services related to music events in the People’s Republic of China (the “PRC”).

In February 2020, the Company acquired a 100% equity interest in Rosenkavalier Limited (“Rosenkavalier”), Degas Limited (“Degas”) and Beijing Lecheng Future Culture Media Co., Ltd. (“Beijing Lecheng”) (collectively, the “Rosenkavalier Group”), which provides services related to music festival events, music performance services and the licensing of music catalogues through Beijing Music Festival Culture Communication Co., Ltd (“BMF Culture”).

Variable interest entity agreements (“VIE agreements”) were also entered into, conferring Beijing Lecheng the right to control over and to receive variable returns from BMF Culture. As a result of the VIE agreements, BMF Culture was consolidated as an indirect subsidiary of the Group.

1. Corporate information (continued)

As at the date of these consolidated financial statements, the Company had direct or indirect interests in the subsidiaries as set out below, all of which are private entities with limited liabilities. All companies now comprising the Group have adopted December 31 as their financial year-end date.

		Percentage of ownership/interest/ voting rights
Name	Place and date of incorporation/ establishment	Directly	Indirectly	Issued and fully paid ordinary share capital/ registered capital	Principal activities
Rococo Holding Limited (“Rococo”)	British Virgin Islands (“BVI”), limited liability company September 21, 2017	100%	—	United States Dollar (“US$”) 1	Investment holding

Rosenkavalier Limited (“Rosenkavalier”)	BVI, limited liability company October 2, 2019	100%	—	US$100	Investment holding

Gauguin Limited (“Gauguin”)	Hong Kong limited liability company October 6, 2017	—	100%	Hong Kong Dollars (“HK$”) 60,000,000	Investment holding

Degas Limited (“Degas”)	Hong Kong limited liability company November 1, 2019	—	100%	HK$60,000,000	Investment holding

Kuke International Technology (Beijing) Co., Ltd.* (“Kuke International”)	PRC, limited liability company December 14, 2017	—	100%	US$10,000,000	Investment holding

Beijing Lecheng Future Culture Media Co., Ltd.* (“Beijing Lecheng”)	PRC, limited liability company November 28, 2019	—	100%	US$10,000,000	Investment holding

Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”)	PRC, June 7, 2000, limited liability company, changed to joint stock limited liability company on February 16, 2016	—	100%	RMB16,213,275	Distribution of commercial copyrights and provision of music education solutions
n
Beijing Naxos Cultural Communication Co. Ltd.* (“Naxos China”)	PRC, limited liability company January 25, 2016	—	51%	RMB2,000,000	Distribution of commercial copyrights

Beijing Music Festival Culture Communication Co., Ltd.* (“BMF Culture”)	PRC, limited liability company August 26, 2003	—	100%	RMB19,500,000	Distribution of commercial copyrights and provision of services related to music events

*	The English names of these companies represent the best efforts made by the Company to translate their Chinese names as these companies do not have official English names.

Group
Disclosure Of General Information About Financial Statements [Line Items]
Corporate and Group information

7. Group information

Subsidiaries

The consolidated financial statements of the Group include:

			% equity interest
Name	Principal activities	Place of incorporation/registration	December 31, 2020	December 31, 2019
Rococo	Investment holding	BVI	100%	100%
Rosenkavalier	Investment holding	BVI	100%	N/A
Gauguin	Investment holding	Hong Kong	100%	100%
Degas	Investment holding	Hong Kong	100%	N/A
Kuke International	Investment holding	PRC	100%	100%
Beijing Lecheng	Investment holding	PRC	100%	N/A
Naxos China	Distribution of commercial copyrights	PRC	51%	51%

VIE of the Group include:

			% beneficial interest
Name	Principal activities	Place of registration	Deccember 31, 2020	December 31, 2019
Beijing Kuke Music	Distribution of commercial copyrights and provision of music education solutions	PRC	100%	100%
BMF Culture	Distribution of commercial copyrights and provision of services related to music events	PRC	100%	N/A

As PRC laws and regulations prohibit foreign ownership of companies that engage in online subscription, online educating business, internet audio-video program services and certain other businesses, Kuke International and Beijing Lecheng, the Group’s PRC subsidiaries, are considered foreign-invested enterprises. To comply with the foregoing PRC laws and regulations, the Group conducts its business in the PRC mainly through the VIEs based on a series of contractual arrangements. These contractual arrangements enable the Group to (i) exercise effective control over the Group’s VIEs, (ii) receive substantially all of the economic benefits of the Group’s VIEs, and (iii) exercise an exclusive option to purchase all or part of the equity interests and assets in the Group’s VIEs when and to the extent permitted by PRC law.  Therefore, the Group consolidates the VIEs as required by IFRS 10 Consolidated Financial Statements.

7. Group information (continued)

The principal terms of the VIE agreements are further described below:

(1)	Powers of attorney

Pursuant to the powers of attorney signed by Beijing Kuke Music’s nominee shareholders, each nominee shareholder irrevocably authorised Kuke International to act on behalf of such shareholder as its exclusive agent and attorney to exercise all rights and power that such shareholder has in respect of its equity interest in Beijing Kuke Music (including, but not limited to, all of such shareholders’ rights and voting rights to the sale, transfer, pledge or disposition of the equity interest in part or in whole, and the right to designate and appoint the directors and the executive officers of Beijing Kuke Music). The powers of attorney will remain effective ever after, until Kuke International terminates the powers of attorney in writing or the shares or all the assets of Beijing Kuke Music have been legally and effectively transferred to Kuke International and/or its designees.

Beijing Lecheng, BMF Culture and its nominee shareholders have also entered into a power of attorney regarding the exercise of all the shareholders’ rights of the shareholders of BMF Culture, the terms of which are substantially similar to the power of attorney described above.

(2)	Exclusive call option agreement

Pursuant to the exclusive call option agreement entered into amongst Beijing Kuke Music’s nominee shareholders, Beijing Kuke Music and Kuke International, each nominee shareholder granted to Kuke International an irrevocable and exclusive right to purchase all or part of its equity interests in Beijing Kuke Music. The purchase price of the equity interests in Beijing Kuke Music will be a nominal price, unless the relevant government authorities or the PRC laws request another amount to be used as the purchase price, in which case the purchase price will be the lowest amount under such request. Subject to relevant PRC laws and regulations, the registered shareholders will return any amount of the purchase price they have received to Kuke International or its designees.

Beijing Lecheng, BMF Culture and its nominee shareholders have also entered into an exclusive call option agreement, the terms of which are substantially similar to the exclusive call option described above.

(3)Exclusive service agreements

Pursuant to the exclusive service agreement entered into between Beijing Kuke Music and Kuke International, Kuke International provides business support and consulting services as the exclusive provider of such services to Beijing Kuke Music, in return for a fee which is equal to 100% of the profits before tax of Beijing Kuke Music and is adjustable at the sole discretion of Kuke International. This agreement remains effective perpetually unless termination is required by Kuke International with one month’s prior written notice.

Beijing Lecheng and BMF Culture have also entered into an exclusive service agreement, the terms of which are substantially similar to the exclusive service agreement described above.

7. Group information (continued)

(4)	Share Pledge contract

Pursuant to the share pledge contract among Beijing Kuke Music’s nominee shareholders, Beijing Kuke Music and Kuke International, the nominee shareholders of Beijing Kuke Music pledged all of their respective equity interests in Beijing Kuke Music to Kuke International as a continuing first priority security interest to guarantee the prompt and full performance of these nominee shareholders’ and Beijing Kuke Music’s obligations under the powers of attorney, the exclusive call option agreement and the exclusive service agreement. The nominee shareholders will not have the right to exercise the voting rights and rights to dividend distribution attaching to the equity interests of Beijing Kuke Music. If Beijing Kuke Music or any of the nominee shareholders breaches its obligations, Beijing Kuke Music is dissolved or the enforcement of the pledged equity interests of Beijing Kuke Music is permitted under PRC laws, Kuke International will be entitled to exercise its rights to the pledged equity interests, including the right to sell the pledged equity interests of Beijing Kuke Music through an auction or a private sale.

If the pledged equity interests of Beijing Kuke Music are disposed of for whatever reasons, all proceeds received will be attributed to Kuke International and the nominee shareholders must transfer all proceeds collected to Kuke International without consideration, to the extent permitted by PRC laws. This contract remains effective until the earlier of: (i) the discharge in full of the nominee shareholders’ and Beijing Kuke Music’s obligations under VIE agreements, or (ii) the completion of the disposal of the pledged equity interests in Beijing Kuke Music.

Beijing Lecheng and BMF Culture have also entered into a share pledge contract, the terms of which are substantively similar to those of the share pledge contract described above.

In the opinion of the Company’s legal counsel, (i) the ownership structure of Kuke International, Beijing Lecheng and their VIEs are in compliance with the PRC laws and regulations; and (ii) the contractual arrangements with the VIEs and their nominee shareholders are valid and binding, and not in violation of the current PRC laws or regulations.